CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 50,306	$ 72,183
Investment in marketable securities	4,405	6,663
Accounts receivable (net of allowance for doubtful accounts)	43,916	39,343
Other current assets (Note 2)	36,979	38,624
Inventories (Note 3)	27,128	22,622
Total current assets	162,734	179,435
Long-term investments and other assets
Investments in affiliated companies (Note 4A)	885	908
Investments in other companies (Note 4B)	1,866	1,263
Other non-current assets (Note 5)	3,146	2,953
Deferred income taxes (Note 15)	11,091	11,360
Funds in respect of employee rights upon retirement	16,205	13,558
Total non-current assets	33,193	30,042
Property and equipment, net (Note 6)	35,652	37,653
Operating lease right of use assets, net (Note 7)	4,690	5,548
Intangible assets, net (Note 8)	16,753	19,932
Goodwill (Note 9)	39,999	39,862
Total assets	293,021	312,472
Current liabilities
Credit from banking institutions (Note 10A)	18,257	20,388
Accounts payable	21,275	19,716
Deferred revenues	24,333	24,351
Obligation to purchase non-controlling interests (Notes 1Y)		10,595
Other current liabilities (Note 11)	40,767	37,677
Total current liabilities	104,632	112,727
Long-term liabilities
Deferred income taxes (Note 15)	1,952	2,494
Loan from bank institution (Note 10B)	13,169	34,068
Liability for employee rights upon retirement	22,476	19,715
Deferred revenues	8,902	8,536
Operating lease liabilities, non-current	1,750	2,692
Other non-current liabilities	2,337	2,341
Total non-current liabilities	50,586	69,846
Contingent liabilities (Note 12)
Stockholders' equity (Note 13)
Share capital - ordinary shares of NIS 0.33⅓ par value: Authorized - December 31, 2021 and 2020 - 60,000,000 shares Issued and outstanding - December 31, 2021 and 2020 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	78,334	78,304
Accumulated other comprehensive loss	(41,888)	(38,832)
Retained earnings	143,259	127,684
Treasury stock at cost - December 31, 2021 - 2,941,845 shares and December 31, 2020 - 2,662,125 shares.	(49,228)	(41,947)
Stockholders' equity	132,460	127,192
Non-controlling interests	5,343	2,707
Total equity	137,803	129,899
Total liabilities and equity	$ 293,021	$ 312,472